Vanguard Capital Opportunity Fund

Schedule of Investments (unaudited)
As of December 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (98.6%)
Communication Services (3.7%)
*	Alphabet Inc. Class A	223,617	299,510
*	Alphabet Inc. Class C	211,469	282,738
*	Electronic Arts Inc.	400,000	43,004
*	Facebook Inc. Class A	128,400	26,354
	Walt Disney Co.	38,000	5,496
*	Sprint Corp.	271,700	1,416
*	Baidu Inc. ADR	6,000	758
*	Lions Gate Entertainment Corp. Class A	67,300	718
*	Lions Gate Entertainment Corp. Class B	67,900	674
			660,668
Consumer Discretionary (11.0%)
*	Alibaba Group Holding Ltd. ADR	2,068,000	438,623
*	CarMax Inc.	2,706,197	237,252
*	Tesla Inc.	486,766	203,629
	Royal Caribbean Cruises Ltd.	1,450,500	193,656
	TJX Cos. Inc.	3,150,000	192,339
	Carnival Corp.	3,366,700	171,129
*	Amazon.com Inc.	69,150	127,778
	Sony Corp. ADR	1,539,100	104,659
*	Norwegian Cruise Line Holdings Ltd.	1,290,200	75,361
*	Capri Holdings Ltd.	1,255,600	47,901
	Ross Stores Inc.	254,200	29,594
	eBay Inc.	640,000	23,110
	Las Vegas Sands Corp.	328,000	22,645
	Marriott International Inc. Class A	131,300	19,883
	Gildan Activewear Inc. Class A	600,000	17,718
*	Ulta Beauty Inc.	68,700	17,391
	L Brands Inc.	575,000	10,419
	Newell Brands Inc.	473,500	9,101
	Hilton Worldwide Holdings Inc.	76,333	8,466
	Whirlpool Corp.	50,900	7,509
	Restaurant Brands International Inc.	88,500	5,644
	Lowe's Cos. Inc.	37,800	4,527
*	Burlington Stores Inc.	1,950	445
*	AutoZone Inc.	220	262
*	Five Below Inc.	1,600	204
			1,969,245
Energy (2.0%)
	Pioneer Natural Resources Co.	1,045,673	158,284
*	Transocean Ltd.	12,165,096	83,696
	Hess Corp.	1,156,774	77,284
	Cabot Oil & Gas Corp.	1,260,550	21,946
*	Southwestern Energy Co.	3,500,000	8,470
	TechnipFMC plc	199,300	4,273
	EOG Resources Inc.	2,400	201
			354,154
Financials (7.4%)
	Wells Fargo & Co.	3,560,500	191,555

	E*TRADE Financial Corp.	4,115,419	186,716
	Bank of America Corp.	5,286,817	186,202
	Northern Trust Corp.	1,648,551	175,142
	Charles Schwab Corp.	3,298,800	156,891
	Discover Financial Services	1,461,688	123,980
	JPMorgan Chase & Co.	810,436	112,975
	Raymond James Financial Inc.	955,700	85,497
	CME Group Inc.	146,954	29,496
	Citigroup Inc.	330,000	26,364
	Progressive Corp.	320,000	23,165
	Cboe Global Markets Inc.	156,900	18,828
			1,316,811
Health Care (29.0%)
	Eli Lilly & Co.	5,301,242	696,742
	Amgen Inc.	2,529,064	609,681
*	Biogen Inc.	1,977,650	586,828
*	BioMarin Pharmaceutical Inc.	5,271,730	445,725
	Novartis AG ADR	3,427,500	324,550
*	Seattle Genetics Inc.	2,488,042	284,284
*	Boston Scientific Corp.	5,854,076	264,721
	Bristol-Myers Squibb Co.	3,718,530	238,692
*	QIAGEN NV	6,880,845	232,573
	Thermo Fisher Scientific Inc.	551,964	179,316
	Roche Holding AG	519,034	168,687
*	Illumina Inc.	429,800	142,582
*	Edwards Lifesciences Corp.	535,000	124,810
	AstraZeneca plc ADR	2,337,400	116,543
*	Elanco Animal Health Inc.	3,398,316	100,080
*	Alkermes plc	4,540,642	92,629
	PerkinElmer Inc.	886,300	86,060
	Abbott Laboratories	965,400	83,855
	Zimmer Biomet Holdings Inc.	448,400	67,116
*	Charles River Laboratories International Inc.	346,000	52,855
*	LivaNova plc	602,000	45,409
	Medtronic plc	357,000	40,502
*,^ BioNTech SE ADR		1,076,806	36,482
*	Alcon Inc.	628,840	35,573
*	BeiGene Ltd.	2,366,000	30,434
*	FibroGen Inc.	618,952	26,547
*	BeiGene Ltd. ADR	120,521	19,978
	Agilent Technologies Inc.	215,000	18,342
*	Waters Corp.	28,270	6,605
1	Siemens Healthineers AG	136,900	6,563
*	ImmunoGen Inc.	791,927	4,043
	Cerner Corp.	9,400	690
			5,169,497
Industrials (16.3%)
	Southwest Airlines Co.	9,741,300	525,835
*	United Airlines Holdings Inc.	5,258,270	463,201
	Airbus SE	2,219,400	325,732
	FedEx Corp.	2,031,419	307,171
	Delta Air Lines Inc.	4,036,400	236,049
	American Airlines Group Inc.	7,211,800	206,834
*	AECOM	4,490,430	193,672
	Jacobs Engineering Group Inc.	2,095,919	188,276
*	JetBlue Airways Corp.	6,708,250	125,579

Caterpillar Inc.	528,600	78,064
TransDigm Group Inc.	97,269	54,471
Curtiss-Wright Corp.	335,000	47,198
IDEX Corp.	225,000	38,700
Textron Inc.	661,000	29,481
Old Dominion Freight Line Inc.	131,600	24,975
* Ryanair Holdings plc ADR	262,800	23,024
United Technologies Corp.	146,600	21,955
* Lyft Inc. Class A	369,600	15,900
Rockwell Automation Inc.	42,600	8,634
		2,914,751
Information Technology (29.2%)
* Adobe Inc.	1,337,800	441,220
Microsoft Corp.	2,792,200	440,330
Texas Instruments Inc.	3,222,550	413,421
NetApp Inc.	5,685,800	353,941
* Micron Technology Inc.	6,039,100	324,783
* Splunk Inc.	2,084,700	312,225
QUALCOMM Inc.	2,891,790	255,143
* Flex Ltd.	19,096,402	240,997
KLA Corp.	1,199,100	213,644
Universal Display Corp.	1,032,877	212,845
ASML Holding NV	652,200	193,012
* Trimble Inc.	4,546,900	189,560
* Descartes Systems Group Inc.	4,090,609	174,751
Corning Inc.	5,542,174	161,333
* Cree Inc.	3,392,800	156,578
Visa Inc. Class A	669,100	125,724
NVIDIA Corp.	437,600	102,967
Entegris Inc.	1,637,316	82,013
* VMware Inc. Class A	481,500	73,087
* FormFactor Inc.	2,547,557	66,160
* BlackBerry Ltd.	8,562,376	54,970
Intuit Inc.	205,000	53,696
Hewlett Packard Enterprise Co.	3,262,565	51,744
* PayPal Holdings Inc.	465,000	50,299
Telefonaktiebolaget LM Ericsson ADR	5,668,350	49,768
Jabil Inc.	1,200,000	49,596
HP Inc.	2,354,200	48,379
Teradyne Inc.	670,000	45,687
* Keysight Technologies Inc.	436,000	44,747
Apple Inc.	140,800	41,346
* Nuance Communications Inc.	2,254,000	40,189
^ Nokia Oyj ADR	6,626,000	24,582
Plantronics Inc.	718,200	19,636
Intel Corp.	296,400	17,740
Oracle Corp.	285,000	15,099
Western Digital Corp.	196,000	12,440
* Autodesk Inc.	55,000	10,090
* Palo Alto Networks Inc.	40,000	9,250
* salesforce.com Inc.	50,000	8,132
* Cerence Inc.	281,750	6,376
Analog Devices Inc.	42,000	4,991
Micro Focus International plc ADR	327,789	4,599
* Dell Technologies Inc.	74,509	3,829
Mastercard Inc. Class A	9,600	2,866
DXC Technology Co.	68,700	2,582

Applied Materials Inc.		10,700	653
* Arista Networks Inc.		2,900	590
			5,207,610
Materials (0.0%)
Albemarle Corp.		400	29

Real Estate (0.0%)
Alexandria Real Estate Equities Inc.		9,300	1,503
Total Common Stocks (Cost $7,417,636)			17,594,268
	Coupon
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
2,3 Vanguard Market Liquidity Fund (Cost
$199,003)	1.816%	1,990,296	199,050
Total Investments (99.7%) (Cost $7,616,639)			17,793,318
Other Assets and Liabilities-Net (0.3%)3			53,521
Net Assets (100%)			17,846,839

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,784,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the value of this security represented 0.0% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $14,768,000 was received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Vanguard Capital Opportunity Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	17,062,852	531,416	—
Temporary Cash Investments	199,050	—	—
Total	17,261,902	531,416	—